Taxes Payable - Summary of taxes payable (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Taxes Payable [Line Items]
Non current	$ 0	$ 0	$ 1
Current	247	139	173
VAT [member]
Disclosure of Taxes Payable [Line Items]
Current	19	22	26
Withholdings and Perceptions [member]
Disclosure of Taxes Payable [Line Items]
Current	71	21	46
Royalties [member]
Disclosure of Taxes Payable [Line Items]
Current	84	75	77
Fuels tax [member]
Disclosure of Taxes Payable [Line Items]
Current	30
Turnover tax [member]
Disclosure of Taxes Payable [Line Items]
Current	7	7	8
Miscellaneous [member]
Disclosure of Taxes Payable [Line Items]
Non current			1
Current	$ 36	$ 14	$ 16